CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Oct. 31, 2020	Oct. 31, 2019
Income Statement [Abstract]
Revenues	$ 2,563,516	$ 1,305,178	$ 3,055,776	$ 1,702,271
Cost of revenues	304,492	196,998	398,606	300,837
Gross profit	2,259,024	1,108,180	2,657,170	1,401,434
General and administrative expenses	12,657,788	3,152,843	15,095,111	3,177,924
Loss from operations	(10,398,764)	(2,044,663)	(12,437,941)	(1,776,490)
Other income (expense)
Interest expense	(12,311)	(131,798)	(177,744)	(46,600)
Other	21,575	17,057	32,717	84,791
Loss before income taxes	(10,389,500)	(2,159,404)	(12,582,967)	(1,738,299)
Provision for income taxes	0	0	0	0
Net loss	(10,389,500)	(2,159,404)	(12,582,967)	(1,738,299)
Net loss attributable to the non-controlling interest			0	(978)
Net loss attributable to Organicell Regenerative Medicine, Inc.	$ (10,389,500)	$ (2,159,404)	$ (12,582,967)	$ (1,737,321)
Net loss per common share - basic and diluted	$ (0.01)	$ 0.00	$ (0.02)	$ 0.00
Weighted average number of common shares outstanding - basic and diluted	1,009,097,162	531,004,464	670,817,666	466,984,320